The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2022 (Unaudited)

	Shares	Value ($)
Germany 89.6%
Common Stocks 86.6%
Aerospace & Defense 5.9%
Hensoldt AG	87,443	1,760,296
Rheinmetall AG	40,034	6,204,178
		7,964,474
Airlines 2.9%
Deutsche Lufthansa AG (Registered)*	664,089	3,849,905

Auto Components 1.0%
Hella GmbH & Co. KGaA	10,272	685,253
SAF-Holland SE	110,807	668,104
		1,353,357
Automobiles 0.5%
Knaus Tabbert AG†	27,739	725,522

Banks 4.6%
Commerzbank AG*	859,226	6,179,745

Biotechnology 0.3%
MorphoSys AG*	20,084	404,503

Building Products 0.2%
Steico SE	6,262	268,374

Capital Markets 0.7%
flatexDEGIRO AG*	109,078	985,824

Chemicals 6.9%
Evonik Industries AG	93,202	1,574,937
K+S AG (Registered)	215,214	4,089,978
LANXESS AG	75,267	2,217,108
Wacker Chemie AG	13,609	1,415,126
		9,297,149
Diversified Financial Services 0.2%
Hypoport SE*	2,786	248,491

Diversified Telecommunication Services 3.3%
Telefonica Deutschland Holding AG	783,989	1,592,055
United Internet AG (Registered)	114,419	2,158,754
Vantage Towers AG	27,012	702,274
		4,453,083
Electronic Equipment, Instruments & Components 0.5%
Jenoptik AG	35,077	698,911

Entertainment 0.9%
CTS Eventim AG & Co. KGaA*	29,480	1,227,918

Food & Staples Retailing 3.4%
HelloFresh SE*	211,994	4,516,808

Food Products 1.4%
KWS Saat SE & Co. KGaA	34,657	1,921,570

Health Care Equipment & Supplies 2.5%
Carl Zeiss Meditec AG	28,797	3,031,115
STRATEC SE	4,916	392,962
		3,424,077
Independent Power & Renewable Electricity Producers 1.1%
Encavis AG	83,282	1,507,655

Insurance 1.3%
Talanx AG	48,284	1,721,684

	Shares	Value ($)
Interactive Media & Services 5.0%
New Work SE	9,070	1,098,183
Scout24 SE 144A	113,144	5,732,431
		6,830,614
Internet & Direct Marketing Retail 3.2%
About You Holding SE*†	193,478	938,179
Delivery Hero SE 144A*	92,316	3,431,018
		4,369,197
IT Services 2.6%
Bechtle AG	50,518	1,837,468
CANCOM SE	25,754	614,569
GFT Technologies SE	26,916	812,101
Secunet Security Networks AG	765	138,338
		3,402,476
Life Sciences Tools & Services 2.8%
Evotec SE*	135,831	2,389,093
Gerresheimer AG	27,656	1,362,719
		3,751,812
Machinery 7.8%
Deutz AG	682,421	2,131,177
Duerr AG	21,465	450,821
GEA Group AG	85,221	2,783,306
JOST Werke AG 144A	32,885	1,150,045
KION Group AG	85,336	1,656,438
Knorr-Bremse AG	14,275	620,601
Krones AG	11,521	1,023,074
Pfeiffer Vacuum Technology AG	3,864	480,717
		10,296,179
Media 1.7%
ProSiebenSat.1 Media SE	159,142	1,138,973
Stroeer SE & Co. KGaA	29,871	1,133,010
		2,271,983
Metals & Mining 2.5%
Salzgitter AG	17,922	343,579
thyssenkrupp AG*	720,293	3,094,757
		3,438,336
Oil, Gas & Consumable Fuels 0.8%
Friedrich Vorwerk Group SE	15,913	282,149
VERBIO Vereinigte BioEnergie AG	13,499	800,029
		1,082,178
Pharmaceuticals 1.2%
Dermapharm Holding SE	43,727	1,596,888

Professional Services 0.2%
Amadeus Fire AG	3,234	266,114

Real Estate Management & Development 4.4%
Instone Real Estate Group SE 144A	34,763	289,798
LEG Immobilien SE	66,202	3,979,287
PATRIZIA SE	34,224	353,362
TAG Immobilien AG	165,592	1,332,587
		5,955,034
Road & Rail 0.6%
Sixt SE†	10,833	870,715

Semiconductors & Semiconductor Equipment 4.1%
AIXTRON SE	208,632	5,095,091
Siltronic AG	7,000	399,432
		5,494,523
Software 2.6%
Nemetschek SE	34,567	1,667,018
SUSE SA*†	73,463	1,092,419
TeamViewer AG 144A*	97,908	767,285
		3,526,722
Specialty Retail 0.4%
Fielmann AG	16,489	532,391

Technology Hardware, Storage & Peripherals 0.4%
Cherry AG*	94,182	497,285

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 3.1%
HUGO BOSS AG	89,779	4,226,757

Thrifts & Mortgage Finance 0.6%
Deutsche Pfandbriefbank AG 144A	111,807	776,540

Trading Companies & Distributors 2.7%
Brenntag SE	53,445	3,265,888
Kloeckner & Co. SE	50,307	388,086
		3,653,974
Transportation Infrastructure 0.5%
Fraport AG Frankfurt Airport Services Worldwide*	17,696	644,689

Wireless Telecommunication Services 1.8%
1&1 AG	26,047	346,247
Freenet AG	110,968	2,114,298
		2,460,545
Total Common Stocks (Cost $167,584,147)		116,694,002

Preferred Stocks 3.0%
Chemicals 0.5%
FUCHS PETROLUB SE	28,435	724,228

Machinery 2.5%
Jungheinrich AG	167,174	3,422,660
Total Preferred Stocks (Cost $5,179,472)		4,146,888

Total Germany (Cost $172,763,619)		120,840,890

Luxembourg 5.0%
Common Stocks
Auto Components 0.7%
Novem Group SA	151,003	881,618

Commercial Services & Supplies 2.0%
Befesa SA 144A	89,049	2,721,651

Machinery 0.1%
Stabilus SE	1,607	71,312

Media 1.4%
RTL Group SA	58,574	1,867,115

Real Estate Management & Development 0.8%
Aroundtown SA	519,469	1,148,524
Total Luxembourg (Cost $15,316,233)		6,690,220

Netherlands 0.3%
Common Stocks
Food & Staples Retailing 0.3%
Shop Apotheke Europe NV 144A* (Cost $701,165)	11,189	454,323

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 2.79% (Cost $1,096,318) (a) (b)	1,096,318	1,096,318

Cash Equivalents 5.8%
DWS Central Cash Management Government Fund, 2.84% (Cost $7,855,803) (b)	7,855,810	7,855,803

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $197,733,138)	101.5	136,937,554
Other Assets and Liabilities, Net	(1.5)	(1,986,171)
Net Assets	100.0	134,951,383

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 2.79% (a) (b)
3,691,676	–	2,595,358(c)	–	–	33,154	–	1,096,318	1,096,318
Cash Equivalents 5.8%
DWS Central Cash Management Government Fund, 2.84% (b)
8,837,225	135,452,550	136,433,972	–	–	53,258	–	7,855,810	7,855,803
12,528,901	135,452,550	139,029,330	–	–	86,412	–	8,952,128	8,952,121

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2022 amounted to $1,070,847, which is 0.8% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$120,840,890	$—	$—	$120,840,890
Luxembourg	6,690,220	—	—	6,690,220
Netherlands	454,323	—	—	454,323
Short-Term Instruments (d)	8,952,121	—	—	8,952,121
Total	$136,937,554	$—	$—	$136,937,554

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH3

R-080548-1 (1/23)